Pledged Assets	12 Months Ended
Mar. 31, 2011
Pledged Assets [Abstract]
Pledged Assets
9. Pledged Assets
At March 31, 2011, assets pledged as collateral for long-term debt and guarantees for debt are as follows:

		Thousands of
	Millions of yen	U.S. dollars
Cash and cash equivalents	¥2	$24
Other current assets	2,574	31,012

Total	¥2,576	$31,036

The above assets were pledged against the following liabilities:

		Thousands of
	Millions of yen	U.S. dollars
Guarantees for debt	¥2,576	$31,036

Total	¥2,576	$31,036